Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share-Based Compensation Expenses Related to Restricted Shares
The allocation of share-based compensation expense was as follows:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	1,056	470	284,431	43,591
Administrative expenses	2,464	514,733	209,033	32,036
Equity in loss of an affiliate	—	—	32,707	5,013

	3,520	515,203	526,171	80,640

Summary of Valuation Assumptions Used
The Group determined the fair value of the put right with the assistance of an independent third-party valuation firm. The Group used the option pricing model (finnerty model) to estimate the fair value of the put right using the following assumptions:

	As of September 15, and September 30,		As of December 31,
	2020		2020
Expected terms (Year)		4		4
Estimated volatility		55.2%		55.9%
Spot price	US$	143,401	US$	143,804
Probability of triggering event for redemption option		65%		65%

Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share-Based Compensation Expenses Related to Restricted Shares
Share-based compensation expenses related to restricted shares were included in:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	1,056	470	—	—
Administrative expenses	2,464	1,096	—	—

	3,520	1,566	—	—

2018 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Non vested Share Activity
A summa
r
y of
non-vested
stock option activities for the year ended December 31, 2020 is presented below:

	Number of shares	Weighted average grant-date fair value US$
Non-vested at December 31, 2019	3,098,500	5.57
Vested	(1,871,500)	5.57
Exercise d	(402,000)	5.57

Non-vested at December 31, 2020	825,000	5.57

Summary of Stock Options Activities
The following table sets forth the stock options activities of 2018 Plan for the years ended December 31, 2019 and 2020:

	Number of shares	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of January 1, 2019	—	—	—	—
Granted	13,991,528	1.00	—	—
Repurchased (Note 1 7 (d))	(454,940)	1.00	—	—

Outstanding as of December 31, 2019	13,536,588	1.00	8.86	64,840

Exercised	(402,000)	1.00	—	—
Surrendered (Note 1 7 (h))	(2,544,917)	1.00	—	—
Outstanding as of December 31, 2020	10,589,671	1.00	8.15	206,499

Exercisable as of December 31, 2020	9,764,670	1.00	8.15	190,411

Summary of Valuation Assumptions Used
Stock options granted to certain directors and employees of the Group were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

Year ended December 31, 2019
Expected volatility	54.64%-56.31%
Risk-free interest rate (per annum)	2.15%-2.75%
Exercise multiple	2.80
Expected dividend yield	—
Contractual term (in years)	10

2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Non vested Share Activity
A summa
r
y of
non-vested
stock option activities for the year ended December 31, 2020 is presented below:

	Number of shares	Weighted average Grant date fair value US$
Non-vested at December 31, 2019	9,812,881	2.10
Vested	(6,790,924)	1.90
Exercised	(1,439,373)	1.37
Forfeited	(338,876)	2.29
Surrendered	(332,566)	1.47

Non-vested at December 31, 2020	911,142	4.96

Summary of Stock Options Activities

The following table sets forth the stock options activities of 2017 Plan for the periods presented:

	Number of shares	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2017	11,761,596	0.94	9.50	24,890
Granted	1,470,000	1.00	—	—
Forfeited	(226,000)	1.00	—	—

Outstanding as of December 31, 2018	13,005,596	0.95	8.61	70,129
Granted	640,000	1.00	—	—
Forfeited	(397,500)	1.00	—	—
Repurchased (Note 1 7 (d))	(3,435,215)	1.00	—	—

Outstanding as of December 31 ,2019	9,812,881	0.93	7.76	47,671

Forfeited	(338,876)	1.00	—	—
Exercised	(1,439,373)	0.72	—	—
Surrendered (Note 1 7 (h))	(332,566)	1.00	—	—

Outstanding as of December 31 ,2020	7,702,066	0.97	6.75	150,415

Exercisable as of December 31, 2020	6,790,924	0.97	6.75	132,650

Summary of Valuation Assumptions Used
Stock options granted to the employees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

	Year ended December 31,
	2018	2019

Expected volatility	61.32%-62.13%	54.64%
Risk-free interest rate (per annum)	2.81%-3.06%	2.15%
Exercise multiple	2.80	2.80
Expected dividend yield	—	—
Contractual term (in years)	10	10

2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Non vested Share Activity
A summary of
non-vested
stock options activity for the year ended December 31, 2020 is presented below:

	Number of shares	Weighted average grant-date fair value US$
Non-vested at December 31, 2019	—	—
Granted	72,000	4.50

Non-vested at December 31, 2020	72,000	4.50

Summary of Stock Options Activities
The following table sets forth the stock options activities of 2019 Plan for the year ended December 31, 2020 presented:

	Number of shares	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2019	—	—	—	—
Granted	72,000	6.09	—	—

Outstanding as of December 31, 2020	72,000	6.09	9.33	1,038

Exercisable as of December 31, 2020	—	—	—	—

Summary of Valuation Assumptions Used
Stock options granted to the 3 independent directors were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

Year Ended December 31,
2020
Expected volatility	54.88%
Risk-free interest rate (per annum)	0.79%
Exercise multiple	2.80
Expected dividend yield	—
Contractual term (in years)	10

2020 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Non vested Share Activity
A summary of
non-vested
stock option activities for the year ended December 31, 2020 is presented below:

	Number of shares	Weighted average grant-date fair value US$
Non-vested at December 31, 2019	—	—
Granted	1,068,733	8.71
Forfeited	(24,365)	8.65

Non-vested at December 31, 2020	1,044,368	8.71

Summary of Stock Options Activities	The following table sets forth the stock options activities of 2020 Plan for the year ended December 31, 2020:

	Number of shares	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2019	—	—	—	—
Granted	1,068,733	5.91	—	—
Forfeited	(24,365)	5.91	—	—

Outstanding as of December 31, 2020	1,044,368	5.91	9.62	15,237

Exercisable as of December 31, 2020	—	—	—	—

Summary of Valuation Assumptions Used
Stock options granted to the employees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

Year Ended December 31,
2020
Expected volatility	56.51%
Risk-free interest rate (per annum)	0.86%
Exercise multiple	2.20-2.80
Expected dividend yield	—
Contractual term (in years)	10

2020 Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Activities
The following table sets forth the restricted share units of 2020 Plan for the year ended December 31, 2020:

	Number of restricted share units	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2019	—	—	—	—
Granted	4,093,079	—	—	—
Forfeited	(13,461)	—	—	—

Outstanding as of December 31, 2020	4,079,618	—	9.70	83,632

Schedule of Nonvested Restricted Stock Units Activity
A summary of
non-vested
restricted share units activities for the year ended December 31, 2020 is presented below:

	Number of restricted share units	Weighted average grant-date fair value US$
Non-vested at December 31, 2019	—	—
Granted	4,093,079	13.99
Forfeited	(13,461)	11.73

Non-vested at December 31, 2020	4,079,618	14.00

2020 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Activities
The following table sets forth the restricted share units subject to terms and conditions under 2018 Plan for the year ended December 31, 2020:

	Number of restricted share units	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2019	—	—	—	—
Granted	1,328,120	1.00	—	—
Vested	(565,200)	1.00	—	—

Outstanding as of December 31, 2020	762,920	1.00	9.65	14,877

Schedule of Nonvested Restricted Stock Units Activity
A summary of
non-vested
restricted share units activities for the year ended December 31, 2020 is presented below:

	Number of restricted share units	Weighted average grant-date fair value US$
Non-vested at December 31, 2019	—	—
Granted	1,328,120	13.34
Vested	(565,200)	13.95

Non-vested at December 31, 2020	762,920	12.89